Financial instruments by category - Schedule of Financial Instruments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets at fair value through profit or loss	¥ 3,205	¥ 104,952
Financial assets at fair value through other comprehensive income	195,789	104,970
Financial assets, at fair value	198,994	209,922
Financial assets at amortized cost	189,510	775,803
Financial assets	388,504	985,725
Financial liabilities at amortized cost	1,070,222	1,107,109
Financial liabilities	1,311,746	1,379,793
Convertible bonds [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial liabilities, at fair value	241,524	272,684
Bank borrowings [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial liabilities at amortized cost	824,045	754,774
Lease liabilities [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial liabilities at amortized cost	4,552	14,090
Trade Payables [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial liabilities at amortized cost	104,224	152,066
Financial liabilities included in other payables and accruals [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial liabilities at amortized cost	137,401	186,179
Trade receivables [member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets at amortized cost	44,506	73,144
Cash and cash equivalents [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets at amortized cost	126,614	436,242
Financial assets included in other receivables and deposits [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets at amortized cost	9,261	137,801
Other Financial Assets [Member]
Financial instruments by category - Schedule of Financial Instruments (Details) [Line Items]
Financial assets at amortized cost	¥ 9,129	¥ 128,616